Financial Instruments and Capital and Risk Management - Summary of Liabilities with Floating Rates, Interest was Calculated Based on a Market Forecast (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Aug. 07, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Maturity Analysis Of Non Derivative Financial Assets And Liabilities [Line Items]
Cash and cash equivalents	R$ 164,095		R$ 3,541	R$ 843	R$ 4,117
Trade receivable	134,432
Trade receivable - related parties	1,776
Accounts payable to suppliers	(55,949)
Borrowings	(10,173)		(6,718)
Payables for business combination	(8,678)
Lease liability	(7,656)
Trade payables - related parties	(205,753)
Liquidity risk [member]
Disclosure In Tabular Form Of Maturity Analysis Of Non Derivative Financial Assets And Liabilities [Line Items]
Cash and cash equivalents	164,095
Trade receivable	135,034
Trade receivable - related parties	1,776
Accounts payable to suppliers	(55,949)
Borrowings	(10,173)
Payables for business combination	(8,678)
Lease liability	(7,656)
Trade payables - related parties	(205,753)
Net financial assets liabilities	12,696
Carrying amount [member] | Liquidity risk [member]
Disclosure In Tabular Form Of Maturity Analysis Of Non Derivative Financial Assets And Liabilities [Line Items]
Cash and cash equivalents	164,095
Trade receivable	134,432
Trade receivable - related parties	1,776
Accounts payable to suppliers	(55,949)
Borrowings	(10,173)
Payables for business combination	(8,678)
Lease liability	(7,656)
Trade payables - related parties	(205,753)
Net financial assets liabilities	12,094
Up to 1 year [member] | Liquidity risk [member]
Disclosure In Tabular Form Of Maturity Analysis Of Non Derivative Financial Assets And Liabilities [Line Items]
Cash and cash equivalents	164,095
Trade receivable	129,914
Trade receivable - related parties	1,776
Accounts payable to suppliers	(55,949)
Borrowings	0
Payables for business combination	(4,074)
Lease liability	(4,133)
Trade payables - related parties	(17,376)
Net financial assets liabilities	214,253
1-3 years [member] | Liquidity risk [member]
Disclosure In Tabular Form Of Maturity Analysis Of Non Derivative Financial Assets And Liabilities [Line Items]
Cash and cash equivalents	0
Trade receivable	5,120
Trade receivable - related parties	0
Accounts payable to suppliers	0
Borrowings	0
Payables for business combination	(4,604)
Lease liability	(3,523)
Trade payables - related parties	(36,668)
Net financial assets liabilities	(39,675)
Greater than 3 years [member] | Liquidity risk [member]
Disclosure In Tabular Form Of Maturity Analysis Of Non Derivative Financial Assets And Liabilities [Line Items]
Cash and cash equivalents	0
Trade receivable	0
Trade receivable - related parties	0
Accounts payable to suppliers	0
Borrowings	(10,173)
Payables for business combination	0
Lease liability	0
Trade payables - related parties	(151,709)
Net financial assets liabilities	(161,882)
Boa Vista Servicos S.A [member]
Disclosure In Tabular Form Of Maturity Analysis Of Non Derivative Financial Assets And Liabilities [Line Items]
Cash and cash equivalents	1,382,268	R$ 1,174,989	R$ 1,382,268
Trade receivable	142,547	129,882
Trade receivable - related parties	2	1,245
Accounts payable to suppliers	(50,994)	(53,130)
Payables for business combination	(85,809)	(11,733)
Lease liability	(16,587)	(8,150)
Trade payables - related parties		(145)
Dividends and interest on net equity payable	(120,900)
Net financial assets liabilities	1,250,527	1,232,958
Boa Vista Servicos S.A [member] | Carrying amount [member]
Disclosure In Tabular Form Of Maturity Analysis Of Non Derivative Financial Assets And Liabilities [Line Items]
Cash and cash equivalents	1,382,268	1,174,989
Trade receivable	141,347	129,123
Trade receivable - related parties	2	1,245
Accounts payable to suppliers	(50,994)	(53,130)
Payables for business combination	(81,559)	(11,733)
Lease liability	(9,825)	(8,150)
Trade payables - related parties		(145)
Dividends and interest on net equity payable	(120,900)
Net financial assets liabilities	1,260,339	1,232,199
Boa Vista Servicos S.A [member] | Up to 1 year [member]
Disclosure In Tabular Form Of Maturity Analysis Of Non Derivative Financial Assets And Liabilities [Line Items]
Cash and cash equivalents	1,382,268	1,174,989
Trade receivable	134,189	123,852
Trade receivable - related parties	2	1,245
Accounts payable to suppliers	(50,994)	(53,130)
Payables for business combination	(80,580)	(7,538)
Lease liability	(5,679)	(3,712)
Trade payables - related parties		(145)
Dividends and interest on net equity payable	(120,900)
Net financial assets liabilities	1,258,306	1,235,561
Boa Vista Servicos S.A [member] | 1-3 years [member]
Disclosure In Tabular Form Of Maturity Analysis Of Non Derivative Financial Assets And Liabilities [Line Items]
Trade receivable	8,358	6,030
Payables for business combination	(4,250)	(2,918)
Lease liability	(8,834)	(2,350)
Net financial assets liabilities	(4,726)	762
Boa Vista Servicos S.A [member] | 3-4 years [member]
Disclosure In Tabular Form Of Maturity Analysis Of Non Derivative Financial Assets And Liabilities [Line Items]
Payables for business combination	(979)	(1,277)
Lease liability	(2,074)	(2,088)
Net financial assets liabilities	R$ (3,053)	R$ (3,365)